United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carl A. Anderson
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Carl A. Anderson, New Haven, CT May 2000


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 154

Form 13F Information Value Total (thousands): 708810



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None



                                       -2-
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                                                                                 >
                                                         VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000)PRN AMT PRN CALL DISCRETIONMANAGERS SOLE     SHARED      NONE
----------------------------------------------------------------------  ----- -----------------------------------------------
AMEX Technology Select SPDR      COMMON        81369Y803    7171  118400         SOLE              118400
AMR Corp.                        COMMON        001765106    1100   34500         SOLE              34500
AT&T Corp                        COMMON        001957109    8148  144700         SOLE              144700
Abbott Laboratories              COMMON        002824100    2477   70400         SOLE              70400
Affymetrix Inc.                  COMMON        00826T108     111     750         SOLE              750
Agilent Technologies, Inc.       COMMON        00846U101    4212   40500         SOLE              40500
Air Products & Chemicals, Inc.   COMMON        009158106    1209   42500         SOLE              42500
Albertson's Inc.                 COMMON        013104104    3276  106109         SOLE              106109
Alcoa Inc.                       COMMON        013817101    1440   20500         SOLE              20500
Allstate Corp                    COMMON        020002101    3347  140560         SOLE              140560
America Online, Inc.             COMMON        02364J104    3574   53000         SOLE              53000
American Express                 COMMON        025816109    5380   36125         SOLE              36125
American General Corp            COMMON        026351106    2340   41700         SOLE              41700
American International Group     COMMON        026874107    8588   78425         SOLE              78425
Anheuser-Busch Cos Inc           COMMON        035229103    4513   72500         SOLE              72500
Applied Materials, Inc.          COMMON        038222105    5561   59000         SOLE              59000
Archer-Daniels-Midland Co        COMMON        039483102    2039  197673         SOLE              197673
Associates First Capital-A       COMMON        046008108    6272  293404         SOLE              293404
AutoZone                         COMMON        053332102    2911  104900         SOLE              104900
Automatic Data Processing        COMMON        053015103    6297  130500         SOLE              130500
BEA Systems Inc.                 COMMON        073325102     183    2500         SOLE              2500
BP Amoco PLC ADR                 COMMON        055622104    6172  115900         SOLE              115900
Baker-Hughes Inc                 COMMON        057224107    1921   63500         SOLE              63500
Banc One Corp. New               COMMON        06423A103    4931  143440         SOLE              143440
BankAmerica Corp.                COMMON        060505104    5462  104161         SOLE              104161
Bell Atlantic Corp               COMMON        077853109    6692  109476         SOLE              109476
BellSouth Corp.                  COMMON        079860102    3984   85000         SOLE              85000
Boeing Co.                       COMMON        097023105    2745   72584         SOLE              72584
Boston Scientific Corp.          COMMON        101137107    2430  114000         SOLE              114000
BroadWing Inc.                   COMMON        111620100    5764  155000         SOLE              155000
Broadcom Corp. - Class A         COMMON        111320107    1943    8000         SOLE              8000
Caliper Technologies Corp        COMMON        130876105      93    1150         SOLE              1150
Chase Manhattan Corp.            COMMON        16161A108   10088  115700         SOLE              115700
Chevron Corp                     COMMON        166751107    2329   25200         SOLE              25200
Chubb Corp.                      COMMON        171232101    4709   69700         SOLE              69700
Cisco Sytems, Inc.               COMMON        17275R102   30817  398600         SOLE              398600
Citigroup Inc.                   COMMON        172967101    6197  103500         SOLE              103500
Citrix Systems, Inc.             COMMON        177376100     215    3250         SOLE              3250
Clorox Co.                       COMMON        189054109    2459   74500         SOLE              74500
Coca-Cola Co                     COMMON        191216100   13152  280200         SOLE              280200
Colgate Palmolive Co.            COMMON        194162103    4036   71600         SOLE              71600
Compaq Computer Corp.            COMMON        204493100    3063  114500         SOLE              114500
Comverse Technology, Inc.        COMMON        205862402     217    1150         SOLE              1150
Conexant Systems, Inc.           COMMON        207142100    2840   40000         SOLE              40000
Conoco, Inc.                     COMMON        208251405    1090   42526         SOLE              42526
Constellation Energy Group Inc   COMMON        210371100     638   20000         SOLE              20000
Convergys Corp.                  COMMON        212485106    7467  193000         SOLE              193000
DaimlerChrysler AG               COMMON        D1668R123    1272   19446         SOLE              19446
Danielson Holding Corp           COMMON        236274106    1167  183037         SOLE              183037
Deere & Co                       COMMON        244199105    3164   83250         SOLE              83250
Delphi Automotive Systems        COMMON        247126105    1191   74413         SOLE              74413
Dollar General Corp.             COMMON        256669102     401   14937         SOLE              14937
Dominion Resources Inc./VA       COMMON        25746U109    1820   47345         SOLE              47345
Du Pont (E.I.) De Nemours & Co   COMMON        263534109    4840   91435         SOLE              91435
EMC Corp.                        COMMON        268648102    4681   37150         SOLE              37150
Eastman Kodak Co                 COMMON        277461109    2335   43000         SOLE              43000
El Paso Energy Corp.             COMMON        283905107    3794   93964         SOLE              93964
Electronic Data Systems          COMMON        285661104    6258   97500         SOLE              97500
Emerson Electric Co              COMMON        291011104    5068   95400         SOLE              95400
Engelhard Corp                   COMMON        292845104    1987  131400         SOLE              131400
Ericsson (LM) Tel. Co CL B ADR   COMMON        294821400    5300   56500         SOLE              56500
Exxon Mobil Corporation          COMMON        30231G102   17068  219002         SOLE              219002
Federal Home Loan Mtg Corp       COMMON        313400301    5090  115200         SOLE              115200
Federal National Mortgage Assn   COMMON        313586109    3575   63200         SOLE              63200
Fedex Corp.                      COMMON        31428X106    1770   45600         SOLE              45600
First Data Corporation           COMMON        319963104    6079  137000         SOLE              137000
FleetBoston Financial Corp.      COMMON        339030108    4070  111500         SOLE              111500
Ford Motor Co.                   COMMON        345370100    6393  139163         SOLE              139163
GTE Corp                         COMMON        362320103    4509   63500         SOLE              63500
Gannett Company Inc              COMMON        364730101    4032   57300         SOLE              57300
Gemstar Internat'l Group Ltd.    COMMON        G3788V106     237    2750         SOLE              2750
General Electric Co              COMMON        369604103   37856  243250         SOLE              243250
General Motors Corp.             COMMON        370442105    2774   33500         SOLE              33500
General Motors Corp.             COMMON        370442832    4358   35000         SOLE              35000
Georgia-Pacific Corp             COMMON        373298108    1108   28000         SOLE              28000
Gillette Co                      COMMON        375766102    5468  145100         SOLE              145100
Global Crossing Ltd.             COMMON        G3921A100    3480   85000         SOLE              85000
Guidant Corp.                    COMMON        401698105    3091   52500         SOLE              52500
Hartford Life - Class A          COMMON        416592103    4758  101500         SOLE              101500
Heinz (H.J.) Co                  COMMON        423074103    1125   32250         SOLE              32250
Hertz Corp.                      COMMON        428040109    1226   36000         SOLE              36000
Hewlett-Packard Co               COMMON        428236103   14012  105700         SOLE              105700
Honeywell International          COMMON        438516106    6291  119400         SOLE              119400
Hudson United Bancorp            COMMON        444165104       0       1         SOLE              1
I2 Technologies Inc.             COMMON        465754109     220    1800         SOLE              1800
IBM Corp.                        COMMON        459200101   15010  127200         SOLE              127200
Intel Corp                       COMMON        458140100   35973  272650         SOLE              272650
Internet HOLDRs Trust            COMMON        46059W102    2412   14500         SOLE              14500
JDS Uniphase Corp.               COMMON        46612J101     699    5800         SOLE              5800
Johnson Controls Inc             COMMON        478366107    1352   25000         SOLE              25000
Kimberly Clark Corp.             COMMON        494368103    3561   63520         SOLE              63520
Kimco Realty Corp.               COMMON        49446R109    3525   94000         SOLE              94000
Lilly (Eli) & Co                 COMMON        532457108    7434  118700         SOLE              118700
Lowes Companies, Inc.            COMMON        548661107    6305  108000         SOLE              108000
Lucent Technologies Inc.         COMMON        549463107    9560  154200         SOLE              154200
MCI Worldcom Inc.                COMMON        55268B106    6293  138881         SOLE              138881
Marsh & McLennan Companies       COMMON        571748102    9564   86700         SOLE              86700
May Department Stores Co         COMMON        577778103     770   27000         SOLE              27000
McDonalds Corp                   COMMON        580135101    6630  177400         SOLE              177400
Mcgraw-Hill Companies            COMMON        580645109    2311   50800         SOLE              50800
Mediaone Group, Inc.             COMMON        58440J104     891   11000         SOLE              11000
Medtronic, Inc.                  COMMON        585055106    7140  138800         SOLE              138800
Merck & Co                       COMMON        589331107   16618  267500         SOLE              267500
Meritor Automotive Inc           COMMON        59000G100    1091   69000         SOLE              69000
Microsoft Corporation            COMMON        594918104   26031  245001         SOLE              245001
Minnesota Mining & Mfg Co        COMMON        604059105    1550   17500         SOLE              17500
Morgan (J.P.) & Co               COMMON        616880100    4150   31500         SOLE              31500
Morgan Stanely Dean Witter       COMMON        617446448    8379  101104         SOLE              101104
Motorola Inc.                    COMMON        620076109    4701   32200         SOLE              32200
Nabors Industries                COMMON        629568106    1164   30000         SOLE              30000
Network Appliance, Inc.          COMMON        64120L104    1324   16000         SOLE              16000
News Corp Ltd Ads                COMMON        652487703    1215   21600         SOLE              21600
News Corp Ltd Ads                CONV. PFD.    652487802     516   10800         SOLE              10800
Norfolk Southern Corp            COMMON        655844108     641   45000         SOLE              45000
Nortel Networks Corp.            COMMON        656569100     334    2650         SOLE              2650
Northeast Bancorp                COMMON        663904100      54    6000         SOLE              6000
Oracle Corp.                     COMMON        68389X105     488    6250         SOLE              6250
PE Corp-PE Biosystems Group      COMMON        69332S102     415    4300         SOLE              4300
PMC - Sierra, Inc.               COMMON        69344F106     611    3000         SOLE              3000
Pepsico Inc.                     COMMON        713448108    7149  205000         SOLE              205000
Perkinelmer Inc.                 COMMON        714046109    1995   30000         SOLE              30000
Pfizer Inc                       COMMON        717081103   17788  486500         SOLE              486500
Philip Morris Companies Inc      COMMON        718154107    3422  162000         SOLE              162000
Procter & Gamble Co.             COMMON        742718109    7063  125000         SOLE              125000
Qualcomm, Inc.                   COMMON        747525103     478    3200         SOLE              3200
RF Micro Devices, Inc.           COMMON        749941100     272    2025         SOLE              2025
Rite Aid Corp                    COMMON        767754104     512   91000         SOLE              91000
Rockwell Internat'l Corp New     COMMON        773903109    1944   46500         SOLE              46500
Royal Dutch Petroleum -NY Reg    COMMON        780257804    7932  137200         SOLE              137200
SBC Communications Inc           COMMON        78387G103   10478  248742         SOLE              248742
Sabre Holdings Corp              COMMON        785905100    2333   63149         SOLE              63149
Saks, Inc.                       COMMON        79377W108    2117  146000         SOLE              146000
Sara Lee Corp                    COMMON        803111103    3537  196500         SOLE              196500
Schering-Plough                  COMMON        806605101    6274  169000         SOLE              169000
Schlumberger LTD                 COMMON        806857108    4590   60000         SOLE              60000
Sears Roebuck & Co               COMMON        812387108    2413   78800         SOLE              78800
Siebel Systems, Inc.             COMMON        826170102     299    2500         SOLE              2500
SmithKline Beecham               COMMON        832378301    5450   82500         SOLE              82500
Starwood Hotels & Resorts        COMMON        85590A203    2511   97500         SOLE              97500
Sun Microsystems, Inc.           COMMON        866810104     661    7050         SOLE              7050
TJX Companies, Inc.              COMMON        872540109     998   45000         SOLE              45000
Target Corp.                     COMMON        87612E106    1869   25000         SOLE              25000
Texaco Inc                       COMMON        881694103    2473   46000         SOLE              46000
Transocean Sedco Forex Inc.      COMMON        G90078109    2058   40116         SOLE              40116
Tricon Global Restaurants        COMMON        895953107    1521   48950         SOLE              48950
Trw Inc                          COMMON        872649108    3481   59500         SOLE              59500
U S West, Inc. (New)             COMMON        91273H101    3341   46000         SOLE              46000
USX-Marathon Group               COMMON        902905827    1697   65100         SOLE              65100
Union Pacific Corp.              COMMON        907818108    1585   40500         SOLE              40500
Veritas Software Corp.           COMMON        923436109     383    2925         SOLE              2925
Vitesse Semiconductor Corp.      COMMON        928497106     327    3400         SOLE              3400
Wal-Mart Stores                  COMMON        931142103   14131  250100         SOLE              250100
Walgreen Co                      COMMON        931422109    3002  116600         SOLE              116600
Waste Management, Inc.           COMMON        94106L109   547.5   40000         SOLE              40000
